Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000006887 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006887 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006887 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006887 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006887 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006887 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006887 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006887 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006887 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006887 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006887 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006887 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006887 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006887 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006887 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006887 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006887 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006892 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006892 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006892 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006892 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006892 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006892 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006892 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006892 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006892 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006892 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006892 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006892 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006892 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006892 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006892 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006893 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006893 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006893 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006893 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006893 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006893 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006893 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006893 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006893 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006893 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006893 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006893 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006893 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006893 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006893 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006893 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006894 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006894 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006894 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006894 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006894 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006894 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006894 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006894 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006894 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006894 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006894 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006894 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006894 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006894 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006894 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006894 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006896 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006896 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006896 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006896 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006896 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006896 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006896 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006896 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006896 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006896 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006896 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006896 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006896 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006896 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006896 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006896 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000231060 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000231060 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231060 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000231060 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000231060 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000231060 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231060 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231060 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000231060 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231060 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231060 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231060 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000231060 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000231060 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000231060 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006898 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006898 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006898 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006898 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006898 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006898 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006898 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006898 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006898 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006898 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006898 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006898 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006898 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006898 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006898 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006898 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006899 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006899 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006899 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006899 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006899 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006899 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006899 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006899 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006899 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006899 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006899 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006899 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006899 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006899 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006899 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006899 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006888 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006888 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006888 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006888 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000006888 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Limited Maturity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000006888 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006888 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006888 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000006888 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006888 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006888 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006888 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006888 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%
C000006888 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	26.60%
C000006888 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000006888 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000160020 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160020 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160020 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160020 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160020 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160020 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160020 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160020 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160020 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160020 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160020 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160020 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160022 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160022 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160022 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160022 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160022 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160022 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160022 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160022 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160022 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160022 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160022 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160022 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160022 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160022 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160022 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160022 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160022 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160022 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160022 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160022 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160022 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160021 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160021 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160021 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160021 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160021 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160021 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160021 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160021 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160021 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160021 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160021 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160021 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160028 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160028 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160028 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160028 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160028 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160028 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160028 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160028 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160028 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160028 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160028 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160028 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160028 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160028 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160028 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160028 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160028 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160028 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160028 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160028 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160028 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160027 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160027 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160027 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160027 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160027 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160027 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160027 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160027 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160027 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160027 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160027 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160027 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160027 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160027 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160027 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160027 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160027 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160027 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160027 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160027 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160027 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160024 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160024 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160024 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160024 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160024 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160024 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160024 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160024 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160024 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160024 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160024 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160024 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160024 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160024 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160024 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160024 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160024 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160024 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000220109 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220109 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220109 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220109 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220109 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220109 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220109 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220109 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220109 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220109 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220109 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220109 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220109 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220109 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220109 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220109 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220109 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220109 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220109 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220109 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220109 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220112 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220112 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220112 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220112 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220112 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220112 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220112 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220112 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220112 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220112 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220112 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220112 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220112 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220112 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220112 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220112 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220112 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220112 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220112 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220112 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220111 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220111 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220111 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220111 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220111 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220111 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220111 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220111 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220111 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220111 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220111 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220111 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220111 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220111 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220111 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220111 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220111 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220111 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220110 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220110 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220110 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220110 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220110 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220110 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220110 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220110 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220110 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220110 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220110 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220110 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220110 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220110 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220110 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220110 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220110 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220110 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220110 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220113 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220113 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220113 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220113 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220113 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220113 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220113 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220113 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220113 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220113 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220113 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220113 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220113 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220113 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220113 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220113 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220113 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220113 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220113 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220113 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220113 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220113 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220108 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220108 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220108 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220108 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220108 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220108 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220108 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220108 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220108 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220108 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220108 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220108 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220108 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220108 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220108 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220108 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220108 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220108 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220108 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220108 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220108 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220108 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220107 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220107 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220107 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220107 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220107 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220107 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220107 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220107 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220107 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220107 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220107 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220107 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220107 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220107 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220107 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220107 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220107 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220107 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220107 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220107 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220107 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220107 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000220106 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000220106 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220106 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220106 [Member] | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220106 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000220106 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000220106 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000220106 [Member] | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000220106 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000220106 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000220106 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000220106 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000220106 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.00%
C000220106 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220106 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	26.30%
C000220106 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.80%
C000220106 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000220106 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.40%
C000220106 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000220106 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000220106 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000220106 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000160038 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160038 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160038 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160038 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160038 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160038 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160038 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160038 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160039 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160039 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160039 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160039 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160039 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160039 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160039 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160039 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160039 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160039 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160039 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000195688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000195688 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000195688 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[3]
C000195688 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[3]
C000195688 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[1]
C000195688 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[4]
C000195688 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[1]
C000195688 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[1]
C000195688 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[5]
C000195688 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[3]
C000195688 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[1]
C000195688 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
C000195688 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[3]
C000195688 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[3]
C000195688 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[3]
C000195688 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[5]
C000195688 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[5]
C000195688 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[5]
C000195688 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[3]
C000142782 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000142782 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[7]
C000142782 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[8]
C000142782 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[8]
C000142782 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[6]
C000142782 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[9]
C000142782 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[6]
C000142782 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[6]
C000142782 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[10]
C000142782 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[8]
C000142782 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[6]
C000142782 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[6]
C000142782 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[8]
C000142782 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[8]
C000142782 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[8]
C000142782 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[10]
C000142782 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[10]
C000142782 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[10]
C000142782 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[8]
C000142781 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000142781 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[12]
C000142781 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[13]
C000142781 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[13]
C000142781 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[11]
C000142781 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[14]
C000142781 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[11]
C000142781 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[11]
C000142781 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[15]
C000142781 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[13]
C000142781 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[11]
C000142781 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000142781 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[13]
C000142781 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[13]
C000142781 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[13]
C000142781 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[15]
C000142781 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[15]
C000142781 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[15]
C000142781 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[13]
C000195683 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000195683 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000195683 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000195683 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000195683 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000195683 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000195683 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195683 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000195683 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006925 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006925 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006925 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006925 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006925 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006925 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006925 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006925 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006925 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006936 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006936 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006936 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006936 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006936 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006936 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006936 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006936 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000142775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000142775 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[17]
C000142775 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[18]
C000142775 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[18]
C000142775 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[16]
C000142775 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[19]
C000142775 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[16]
C000142775 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[16]
C000142775 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[20]
C000142775 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[18]
C000142775 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[16]
C000142775 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000142775 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[18]
C000142775 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[18]
C000142775 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[18]
C000142775 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[20]
C000142775 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[20]
C000142775 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[20]
C000142775 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[18]
C000142776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[21]
C000142776 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[22]
C000142776 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[23]
C000142776 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[23]
C000142776 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[21]
C000142776 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[24]
C000142776 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[21]
C000142776 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[21]
C000142776 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[25]
C000142776 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[23]
C000142776 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[21]
C000142776 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[21]
C000142776 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[23]
C000142776 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[23]
C000142776 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[23]
C000142776 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[25]
C000142776 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[25]
C000142776 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[25]
C000142776 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[23]
C000142777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000142777 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[27]
C000142777 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[28]
C000142777 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[28]
C000142777 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[26]
C000142777 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[29]
C000142777 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[26]
C000142777 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[26]
C000142777 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[30]
C000142777 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[28]
C000142777 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[26]
C000142777 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[26]
C000142777 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[28]
C000142777 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[28]
C000142777 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[28]
C000142777 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[30]
C000142777 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[30]
C000142777 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[30]
C000142777 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[28]
C000142778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000142778 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[32]
C000142778 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[33]
C000142778 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[33]
C000142778 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[31]
C000142778 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[34]
C000142778 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[31]
C000142778 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[31]
C000142778 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[35]
C000142778 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[33]
C000142778 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[31]
C000142778 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[31]
C000142778 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[33]
C000142778 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[33]
C000142778 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[33]
C000142778 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[35]
C000142778 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[35]
C000142778 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[35]
C000142778 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[33]
C000142779 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[36]
C000142779 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[37]
C000142779 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[38]
C000142779 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[38]
C000142779 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[36]
C000142779 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[39]
C000142779 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[36]
C000142779 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[36]
C000142779 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[40]
C000142779 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[38]
C000142779 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[36]
C000142779 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[36]
C000142779 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[38]
C000142779 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[38]
C000142779 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[38]
C000142779 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[40]
C000142779 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[40]
C000142779 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[40]
C000142779 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[38]
C000142780 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[41]
C000142780 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[42]
C000142780 [Member] | Mini MSCI EAFE Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.10%)	[43]
C000142780 [Member] | Mini Russell 1000 Value Index Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)	[43]
C000142780 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[41]
C000142780 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[44]
C000142780 [Member] | Downside Hedge s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[41]
C000142780 [Member] | Standard And Poors Index Option PUT s [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)	[41]
C000142780 [Member] | Net Equivalent Equity Exposure Active Security Selection [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.40%	[45]
C000142780 [Member] | Net Equivalent Equity Exposure Derivative Overlay Positions [Member]
Holdings [Line Items]
Percent of Net Asset Value	(36.90%)	[43]
C000142780 [Member] | Net Equivalent Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%	[41]
C000142780 [Member] | Limited Maturity U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[41]
C000142780 [Member] | Standard And Poor s 500 Index Option 5575 00 PUT MAR 20 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[43]
C000142780 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT JUN 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[43]
C000142780 [Member] | Standard And Poor s 500 Index Option 5400 00 PUT SEP 18 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[43]
C000142780 [Member] | MFS Value Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%	[45]
C000142780 [Member] | MFS International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%	[45]
C000142780 [Member] | MFS Growth Fund Strategic Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%	[45]
C000142780 [Member] | Mini Russell 1000 Growth Future DEC 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)	[43]
C000160046 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160046 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160046 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160046 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160046 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160046 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160046 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160046 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160045 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160045 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160045 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160045 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160045 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160045 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160045 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160045 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160045 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160045 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160044 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160044 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160044 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160044 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160044 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160044 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160044 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160044 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160043 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160043 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160043 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160043 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160043 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160043 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160043 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160023 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160023 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160023 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160023 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160023 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160023 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160023 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160023 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160023 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160023 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160023 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160023 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160023 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160023 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160023 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160023 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160023 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160023 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160023 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160023 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160023 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160025 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160025 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160025 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160025 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160025 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160025 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160025 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160025 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160025 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160025 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160025 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160025 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160025 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160025 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160025 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160025 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160025 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000160026 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000160026 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000160026 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000160026 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000160026 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000160026 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160026 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160026 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000160026 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160026 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160026 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000160026 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	51.30%
C000160026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160026 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160026 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160026 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000160026 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000160026 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000160026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000160026 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000160026 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000172723 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172723 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172723 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172723 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172723 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172715 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172715 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172715 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172715 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172715 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172715 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172715 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172715 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172715 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172715 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172715 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172715 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172715 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172715 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172715 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172716 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172716 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172716 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172716 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172716 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172717 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172717 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172717 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172717 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172717 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172718 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172718 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172718 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172718 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172718 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172718 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172718 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172718 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172718 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172718 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172718 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172718 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172718 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172718 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172718 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172719 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172719 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172719 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172719 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172720 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172720 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172720 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172720 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172721 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172721 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172721 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172721 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000172722 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000172722 [Member] | O Reilly Automotive Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000172722 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000172722 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000172722 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000172722 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000172722 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000172722 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000172722 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000172722 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000172722 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000172722 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000172722 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000172722 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000172722 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000006937 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006937 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006937 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006937 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006937 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006937 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006937 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006937 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006937 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006937 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006937 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006937 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006937 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006937 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006937 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006937 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006937 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006937 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006937 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006937 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006937 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006938 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006938 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006938 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006938 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006938 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006938 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006938 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006938 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006938 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006938 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006938 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006938 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006938 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006938 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006938 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006938 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006938 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006938 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006938 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006938 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006938 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006939 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006939 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006939 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006939 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006939 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006939 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006939 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006939 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006939 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006939 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006939 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006939 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006939 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006939 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006939 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006939 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006939 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006940 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006940 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006940 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006940 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006940 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006940 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006940 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006940 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006940 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006940 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006940 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000006940 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000006940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006940 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000006940 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006940 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000006940 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000006940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006940 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000034484 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034484 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000034484 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034484 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034484 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034484 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034484 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034484 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034484 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000034484 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000034484 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000034484 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000034484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000034484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000034484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000034484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000034484 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000034484 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034484 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000034484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071431 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071431 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000071431 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071431 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071431 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071431 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071431 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071431 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071431 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071431 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071431 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071431 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000071431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071431 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000071431 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000071431 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000071431 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071431 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071431 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071432 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071432 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000071432 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071432 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071432 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071432 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071432 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071432 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071432 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071432 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071432 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071432 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071432 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000071432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071432 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000071432 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000071432 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000071432 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071432 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071432 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071433 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071433 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000071433 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071433 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071433 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071433 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071433 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071433 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071433 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071433 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071433 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071433 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071433 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000071433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071433 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000071433 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000071433 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000071433 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071433 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071433 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071430 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000071430 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000071430 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071430 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071430 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071430 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000071430 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071430 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071430 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000071430 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071430 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%
C000071430 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.90%
C000071430 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071430 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000071430 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.30%
C000071430 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000071430 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.20%
C000071430 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.10%
C000071430 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000071430 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	5.80%
C000071430 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071430 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000071428 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071428 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071428 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000071428 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071428 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071428 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071428 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071428 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071428 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071428 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071428 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071428 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071428 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000071428 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071428 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071428 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071428 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071428 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071428 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071428 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000071427 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071427 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071427 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000071427 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071427 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071427 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071427 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071427 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071427 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071427 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071427 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071427 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000071427 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071427 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071427 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071427 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071427 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071427 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071427 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071427 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071427 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000071425 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071425 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071425 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000071425 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071425 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071425 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071425 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071425 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071425 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071425 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071425 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071425 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071425 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000071425 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071425 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071425 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071425 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071425 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071425 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071425 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071425 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071425 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000071426 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071426 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071426 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000071426 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071426 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071426 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071426 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071426 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071426 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071426 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071426 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071426 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071426 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000071426 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071426 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071426 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071426 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071426 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071426 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071426 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071426 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071426 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006905 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006905 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006905 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006905 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006905 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006905 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006905 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006905 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006905 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006905 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006905 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006905 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006905 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006905 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006905 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006905 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006905 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006905 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006905 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006905 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006906 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006906 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006906 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006906 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006906 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006906 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006906 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006906 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006906 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006906 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006906 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006906 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006906 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006906 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006906 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006906 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006906 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006906 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006906 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006907 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006907 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006907 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006907 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006907 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006907 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006907 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006907 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006907 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006907 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006907 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006907 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006907 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006907 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006907 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006907 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006907 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006907 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006907 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006907 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006907 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006907 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000071424 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071424 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000071424 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000071424 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071424 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071424 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000071424 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071424 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071424 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000071424 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000071424 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000071424 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071424 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000071424 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000071424 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000071424 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000071424 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071424 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071424 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000071424 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071424 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000071424 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000160029 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160029 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160029 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160029 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160029 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160029 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160030 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160030 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160030 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160030 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160030 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160030 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160031 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160031 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160031 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160031 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160031 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160031 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160032 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160032 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160032 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160032 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160032 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160032 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160032 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160032 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160032 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160032 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160032 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160032 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160032 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160032 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160032 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160032 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160033 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160033 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160033 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160033 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160033 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160033 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160033 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160033 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160033 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160033 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160033 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160033 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160033 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160033 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160033 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160033 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160037 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160037 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160037 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160037 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160034 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160034 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160034 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160034 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160034 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160034 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160034 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160034 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160034 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160034 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160034 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160034 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160034 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160034 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160034 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160034 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160035 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160035 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160035 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160035 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160035 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160035 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160035 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160035 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160035 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160035 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160035 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160035 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160035 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160035 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160035 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160035 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000160036 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160036 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160036 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160036 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | GeneDX Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Banc of California Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Essential Properties Realty Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000160036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000160036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000160036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000160036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000160036 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000160036 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006852 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006852 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006852 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006852 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006852 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006852 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006852 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006852 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006852 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006852 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006852 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006852 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006852 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006852 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006852 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006852 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006852 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006852 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006852 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006852 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006852 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006852 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000231059 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000231059 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000231059 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231059 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000231059 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231059 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000231059 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231059 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231059 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000231059 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000231059 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231059 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000231059 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231059 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231059 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231059 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231059 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000231059 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231059 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000231059 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000231059 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000231059 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006911 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006911 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006911 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006911 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006911 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006911 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006911 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006911 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006911 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006911 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006911 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006911 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006911 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006911 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006911 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006911 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006911 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006911 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006916 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006916 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006916 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006916 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006916 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006916 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006916 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006916 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006916 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006916 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006916 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006916 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006916 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006916 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006916 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006916 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006916 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006916 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006917 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006917 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006917 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006917 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006917 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006917 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006917 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006917 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006917 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006917 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006917 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006917 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006917 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006917 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006917 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006917 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006917 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006917 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006917 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006918 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006918 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006918 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006918 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006918 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006918 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006918 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006918 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006918 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006918 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006918 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006918 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006918 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006918 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006918 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006918 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006918 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006918 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006918 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006920 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006920 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006920 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006920 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006920 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006920 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006920 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006920 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006920 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006920 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006920 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006920 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006920 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006920 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006920 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006920 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006920 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006920 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006920 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006922 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006922 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006922 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006922 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006922 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006922 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006922 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006922 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006922 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006922 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006922 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006922 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006922 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006922 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006922 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006922 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006922 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006922 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006922 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006923 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006923 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006923 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006923 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006923 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006923 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006923 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006923 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006923 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006923 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006923 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006923 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006923 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006923 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006923 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006923 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006923 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006923 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006923 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006943 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006943 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006943 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006943 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006943 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006943 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006943 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006943 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006943 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006943 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006943 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006943 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006943 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006943 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006943 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006942 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006942 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006942 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006942 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006942 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006942 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006942 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006942 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006942 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006942 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006942 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006942 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006942 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006942 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006942 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006942 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006942 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006944 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006944 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006944 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006944 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006944 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006944 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006944 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006944 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006944 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006944 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006944 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006944 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006944 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006944 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006944 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071434 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071434 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071434 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071434 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071434 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071434 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071434 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071434 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071434 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071434 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071434 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000071434 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000071434 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000071434 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000071434 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071434 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071434 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071434 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071434 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071434 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071434 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071435 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071435 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071435 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071435 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071435 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071435 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071435 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071435 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071435 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071435 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071435 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000071435 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000071435 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000071435 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000071435 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071435 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071435 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071435 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071435 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071435 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071435 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071436 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071436 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071436 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071436 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071436 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071436 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071436 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071436 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071436 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071436 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071436 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000071436 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000071436 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000071436 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000071436 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071436 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071436 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071436 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071436 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071436 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071436 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000071437 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000071437 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000071437 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000071437 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000071437 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071437 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000071437 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071437 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000071437 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000071437 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000071437 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000071437 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000071437 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000071437 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000071437 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000071437 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000071437 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000071437 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000071437 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000071437 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000071437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000034485 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000034485 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000034485 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000034485 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034485 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034485 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034485 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034485 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034485 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000034485 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000034485 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000034485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000034485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000034485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000034485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000034485 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000034485 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000034485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000034485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000231061 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231061 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000231061 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000231061 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000231061 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000231061 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000231061 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231061 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231061 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231061 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231061 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000231061 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231061 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231061 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231061 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231061 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000231061 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000231061 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000231061 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006912 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006912 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000006912 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006912 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006912 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000006912 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006912 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006912 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006912 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006912 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006912 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006912 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006912 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006912 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006912 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006912 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%
C000006912 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000006912 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000006912 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006941 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006941 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006941 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006941 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006941 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006941 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006941 [Member] | CaixaBank S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006941 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006941 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006941 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000006941 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.60%
C000006941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006941 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006941 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.80%
C000006941 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006941 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000006941 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006941 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
C000006858 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006858 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006858 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006858 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006858 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006858 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006858 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006858 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006858 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006858 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006858 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006858 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006858 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006858 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006858 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006858 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006858 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006858 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006858 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006858 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006858 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006860 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006860 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006860 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006860 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006860 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006860 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006860 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006860 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006860 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006860 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006860 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006860 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006860 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006860 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006860 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006860 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006860 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006860 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006860 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006860 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006860 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006860 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006862 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006862 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006862 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006862 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006862 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006862 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006862 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006862 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006862 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006862 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006862 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006862 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006862 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006862 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006862 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006862 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006862 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006862 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006862 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006862 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006862 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006862 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006863 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006863 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006863 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006863 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006863 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006863 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006863 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006863 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006863 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006863 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006863 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006863 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006863 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006863 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006863 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006863 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006863 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006863 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006863 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006863 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006863 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006863 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006856 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006856 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006856 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006856 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006856 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006856 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006856 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006856 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006856 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006856 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006856 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006856 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006856 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006856 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006856 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006856 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006856 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006856 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006856 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006856 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006856 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006857 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006857 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006857 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006857 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006857 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006857 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006857 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006857 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006857 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006857 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006857 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006857 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006857 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006857 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006857 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006857 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006857 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006857 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006857 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006857 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006857 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006851 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000006851 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006851 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000006851 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000006851 [Member] | MFS High Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006851 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000006851 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006851 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006851 [Member] | MFS Inflation Adjusted Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000006851 [Member] | MFS Government Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006851 [Member] | MFS Global Opportunistic Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006851 [Member] | MFS Total Return Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000006851 [Member] | MFS Emerging Markets Debt Local Currency Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006851 [Member] | MFS Emerging Markets Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006851 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006851 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006851 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006851 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000006851 [Member] | Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000006851 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
C000006851 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000006851 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160040 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160040 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160040 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160040 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160040 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160040 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160040 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160040 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160040 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160040 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160040 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160041 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160041 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160041 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160041 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160041 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160041 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160041 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160041 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160041 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000160042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160042 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000160042 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160042 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160042 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160042 [Member] | Berkshire Hathaway Inc B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160042 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000160042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000160042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000160042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000160042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000160042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000160042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000160042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000006924 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006924 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006924 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006924 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006924 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006924 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006924 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006924 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006924 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006929 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006929 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006929 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006929 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006929 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006929 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006929 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006929 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006930 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006930 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006930 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006930 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006930 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006930 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006930 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006930 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006931 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006931 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006931 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006931 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006931 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006931 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006931 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006931 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006933 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006933 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006933 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006933 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006933 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006933 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006933 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006933 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006935 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.60%
C000006935 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006935 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000006935 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000006935 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000006935 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006935 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000006935 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006904 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006904 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000006904 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006904 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006904 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006904 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006904 [Member] | ASE Technology Holding Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006904 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006904 [Member] | Kweichow Moutai Co Ltd A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000006904 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006904 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000006904 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006904 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.70%
C000006904 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	16.50%
C000006904 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006904 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006904 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006904 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006904 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	16.30%
C000006904 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006904 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006904 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000231058 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000231058 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000231058 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000231058 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000231058 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000231058 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000231058 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231058 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231058 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000231058 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000231058 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231058 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000231058 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000231058 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000231058 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231058 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000231058 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000231058 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000231058 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006849 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006849 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006849 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006849 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006849 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006849 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006849 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006849 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006849 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006849 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006849 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006849 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006849 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006849 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006849 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006849 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006849 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006849 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006849 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006850 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006850 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006850 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006850 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006850 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006850 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006850 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006850 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006850 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006850 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006850 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006850 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006850 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006850 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006850 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006850 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006850 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006850 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006850 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006839 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006839 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006839 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006839 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006839 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006839 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006839 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006839 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006839 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006839 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006839 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006839 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006839 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006839 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006839 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006839 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006839 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006839 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006839 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006838 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006838 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006838 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006838 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006838 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006838 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006838 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006838 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006838 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006838 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006838 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006838 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006838 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006838 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006838 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006838 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006838 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006838 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006838 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006843 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006843 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006843 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006843 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006843 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006843 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006843 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006843 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006843 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006843 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006843 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006843 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006843 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006843 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006843 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006843 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006843 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006843 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006843 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006844 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006844 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006844 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006844 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006844 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006844 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006844 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006844 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006844 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006844 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006844 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006844 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006844 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006844 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006844 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006844 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006844 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006844 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006844 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006845 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006845 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006845 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006845 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006845 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006845 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006845 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006845 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006845 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006845 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006845 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006845 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006845 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006845 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006845 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006845 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006845 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006845 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006845 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000006847 [Member] | MFS Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000006847 [Member] | MFS Research Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000006847 [Member] | MFS Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000006847 [Member] | MFS Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000006847 [Member] | MFS Mid Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000006847 [Member] | MFS Research International Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006847 [Member] | MFS Commodity Strategy Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000006847 [Member] | MFS Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000006847 [Member] | MFS International Intrinsic Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000006847 [Member] | MFS International Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS International Growth Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000006847 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006847 [Member] | MFS New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006847 [Member] | MFS New Discovery Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006847 [Member] | MFS International New Discovery Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000006847 [Member] | MFS Emerging Markets Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006847 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006847 [Member] | U S Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%
C000006847 [Member] | International Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
C000006847 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%

[1]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[2]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[3]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[6]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[7]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[10]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[11]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[12]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[13]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[14]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[15]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[16]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[17]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[18]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[19]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[20]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[23]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[24]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[25]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[26]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[27]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[28]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[29]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[30]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[31]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[32]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[33]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[34]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[35]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[36]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[37]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[38]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[39]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[40]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[41]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[42]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[43]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[44]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[45]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.